Guarantee liabilities (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Guarantee liabilities
Guarantee liabilities at beginning of the year	$ 2,678,207	¥ 17,475,303		¥ 20,898,201	¥ 545,169,033
Provision at the inception of new loans				184,036	7,657,314
Net payout	838,825	5,473,326		(6,235,879)	(723,616,603)
Released on expiration	(2,197,329)	(14,337,573)		(5,118,616)	(24,675,313)
Contingent liability	135,011	880,948		7,747,561	216,363,770
Guarantee liabilities at end of the year	1,500,326	¥ 9,789,626	$ 2,678,207	17,475,303	20,898,201
Maximum potential undiscounted future payment	$ 2,331,120		207,080,370			¥ 15,210,557	¥ 1,441,652,114
Portfolio amount (as a percent)	0.60%	0.60%
Real estate properties collateral
Guarantee liabilities
Maximum potential undiscounted future payment						¥ 0	¥ 21,670,000,000
Xiaoying Credit Loans
Guarantee liabilities
Guarantee liabilities at beginning of the year	$ 1,515,242	¥ 9,886,957		19,297,719	514,475,024
Provision at the inception of new loans					5,884,134
Net payout	1,408,747	9,192,069		(6,333,472)	(667,658,887)
Released on expiration	(2,170,529)	(14,162,703)		(3,366,501)	(15,691,880)
Contingent liability	8,434	55,034		289,211	182,289,328
Guarantee liabilities at end of the year	$ 787,700	¥ 5,139,742	$ 1,515,242	¥ 9,886,957	19,297,719
Remaining weighted average contractual term (Month)	0 months	0 months	13 months 2 days	13 months 2 days
Estimated net default rate (in percentage)	26.06%		15.70%			26.06%	15.70%
Maximum potential undiscounted future payment	$ 1,618,494		$ 2,918,042			¥ 10,560,672	¥ 20,314,823
Xiaoying Housing Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year	19,923	¥ 129,996		¥ 1,600,482	8,688,973
Provision at the inception of new loans				184,036	1,773,180
Net payout	6,538	42,660		97,593	(378,694)
Released on expiration	$ (26,800)	¥ (174,870)		(1,752,115)	(8,482,977)
Guarantee liabilities at end of the year			$ 19,923	¥ 129,996	1,600,482
Remaining weighted average contractual term (Month)	0 months	0 months	7 months 27 days	7 months 27 days
Estimated net default rate (in percentage)			0.60%				0.60%
Maximum potential undiscounted future payment			$ 3,112,153				¥ 21,666,185
Internet Channel
Guarantee liabilities
Guarantee liabilities at beginning of the year	$ 1,143,042	¥ 7,458,350			2,929,686
Net payout	(576,460)	(3,761,403)			(12,890,754)
Released on expiration					(365,456)
Contingent liability	126,577	825,914		¥ 7,458,350	10,326,524
Guarantee liabilities at end of the year	$ 712,626	¥ 4,649,884	$ 1,143,042	¥ 7,458,350
Remaining weighted average contractual term (Month)	0 months	0 months	13 days	13 days
Estimated net default rate (in percentage)	100.00%					100.00%
Maximum potential undiscounted future payment	$ 712,626		$ 201,050,175			¥ 4,649,885	¥ 1,399,671,106
Other Products
Guarantee liabilities
Guarantee liabilities at beginning of the year					19,075,350
Net payout					(42,688,268)
Released on expiration					(135,000)
Contingent liability					¥ 23,747,918
Remaining weighted average contractual term (Month)	0 months	0 months	0 months	0 months
Estimated net default rate (in percentage)	100.00%					100.00%
Adoption of ASU 2016-13
Guarantee liabilities
Guarantee liabilities at end of the year	$ 45,612	¥ 297,622
Adoption of ASU 2016-13 | Xiaoying Credit Loans
Guarantee liabilities
Guarantee liabilities at end of the year	25,806	168,385
Adoption of ASU 2016-13 | Xiaoying Housing Loan
Guarantee liabilities
Guarantee liabilities at end of the year	339	2,214
Adoption of ASU 2016-13 | Internet Channel
Guarantee liabilities
Guarantee liabilities at end of the year	$ 19,467	¥ 127,023